Property and Equipment - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization of leasehold improvements	$ 855,484	$ 549,629	$ 854,950	$ 315,655
Leaseholds and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Depreciation and amortization of leasehold improvements			$ 757,270	$ 255,092